Investments - Schedule of activity pertaining to the allowance for credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Beginning balance – allowance for credit loss	$ 0	$ 0
Additions to the allowance for losses not previously recorded	0	0
Revisions to the allowance for losses previously recorded	0	0
Reduction in allowance for securities sold or impaired	0	0
Ending balance – allowance for credit loss	$ 0	$ 0